Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Charters-out [Abstract]
2018	$ 282,501
2019	211,966
2020	185,954
2021	153,378
2022 to 2028	354,466
Minimum charter payments	$ 1,188,265